First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.782.8380

ANNUAL REPORT — 12/31/2009
FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY CUSTOM

March 9, 2010

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Subj:	Separate Account KGC
1940 Act Registration Number: 811-7771
1933 Act Registration Numbers: 333-10395
CIK: 0001019144
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KGC, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	896435	February 26, 2010
The Alger American Fund	832566	February 22, 2010
Credit Suisse Trust	941568	February 25, 2010
Dreyfus Investment Portfolios	1056707	February 12, 2010
The Dreyfus Socially Responsible Growth Fund, Inc.	890064	February 12, 2010
DWS Investment VIT Funds	1006373	February 12, 2010
DWS Variable Series I	764797	February 26, 2010
DWS Variable Series II	810573	February 26, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772